Schedule of Other Receivables (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Other Receivables
Others	$ 93,957	$ 92,942
Impairment	(59,937)	(59,197)
Total	$ 34,020	$ 33,745